Income Taxes - Schedule of Income Tax Recovery (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Net loss, continuing operations		$ (18,169,070)	$ (11,727,372)	$ (8,422,117)
Net income (loss), discontinued operations			5,481,757	(8,198,602)
Net loss before taxes		(18,169,070)	(6,245,615)	(16,620,719)
Expected current income tax recovery		4,814,804	1,655,088	4,404,491
Deferred tax recovery	[1]		292,740	297,940
Total amount of expected and actual income tax recorded		4,814,804	1,947,828	4,702,431
Amounts not deductible for tax purposes		(957,400)	(1,212,900)	(1,065,900)
Other non-deductible items		(137,000)	(173,000)	(509,900)
Other deductible items		115,000	216,000	77,000
Non-taxable gain			2,307,000
Foreign tax differential		(221,000)	591,000	(592,000)
Non-recognizable permanent capital loss			(1,175,000)
Unusable foreign tax recoveries	[2]		(7,040,081)
Unrecognized tax recovered (losses)		(3,614,404)	4,831,893	(2,313,691)
Income tax recovery recognized	[1]		$ 292,740

[1]	Deferred tax recovery and income tax recovery recognized for 2018 and 2017 are included Income (loss) from discontinued operations, net of taxes on the consolidated statements of operations and deficit.
[2]	Deferred tax assets applicable to DenseLight and no longer available to the Company.